Impairment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Asset Impairment And Closure Costs [Line Items]
Impairment charge related to tangible and intangible natural gas	$ 124,845
Percentage of revenue from geographical segment	1.00%	1.00%